FINANCE COSTS	12 Months Ended
Dec. 31, 2019
Finance Costs [Abstract]
FINANCE COSTS
10	FINANCE COSTS

	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Interest on:
Bank borrowings	(3,865)	(6,006)	(2,956)
Other borrowings	(8,335)	(11,324)	(12,048)
Interest on operating lease	—	—	(920)
	(12,200)	(17,330)	(15,924)

The decrease of the bank borrowing is mainly caused by the disposal of our Uruguay subsidiaries. By the adoption of IFRS 16, the Company has increased the interest on operating lease.